ACQUIRED INTANGIBLE ASSETS, NET (Schedule of Acquired Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 27,287	$ 22,071
Less: Accumulated amortization	(15,069)	(11,252)
IPR&D not subject to amortization	420	420
Less: Impairment loss in respect of IPR&D recognized	(420)	(420)
Acquired intangible assets, net	12,218	10,819
Purchased software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	9,647	6,803
Less: Accumulated amortization	(7,054)	(5,661)
Technology licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	17,640	15,268
Less: Accumulated amortization	$ (8,015)	$ (5,591)